Consolidated Balance Sheets (USD $)	Dec. 31, 2012	Dec. 31, 2011
Assets
Cash and cash equivalents	$ 1,935,000	$ 892,000
Trade accounts receivable, net of allowance for doubtful accounts	6,662,000	8,885,000
Inventories	5,244,000	4,434,000
Prepaid expenses and other current assets	417,000	355,000
Total current assets	14,258,000	14,566,000
Assets held for employees' severance benefits	47,000	39,000
Fixed assets, net	9,075,000	7,746,000
Goodwill	69,000	518,000
Total assets	23,449,000	22,869,000
Liabilities and shareholders' equity
Short-term credit and current maturities of long-term debt	5,105,000	4,856,000
Accounts payable:
Trade	6,110,000	6,456,000
Related parties	1,336,000	1,046,000
Other current liabilities	4,419,000	3,995,000
Total current liabilities	16,970,000	16,353,000
Long-term liabilities
Long-term debt, excluding current maturities	728,000	1,604,000
Employee severance benefits	215,000	150,000
Total long-term liabilities	943,000	1,754,000
Commitments and contingent liabilities
Shareholders' equity
Ordinary shares, NIS 0.6 par value Authorized 50,000,000 shares, issued and outstanding 6,610,107 shares as of December 31, 2012 and 2011	1,384,318	1,384,318
Additional paid-in capital	14,328,000	14,328,000
Cumulative foreign currency translation adjustments	2,713,000	2,622,000
Capital reserves	695,000	695,000
Accumulated deficit	(13,708,000)	(14,398,000)
Total Eltek Ltd. shareholders' equity	5,412,000	4,631,000
Non-controlling interest	124,000	131,000
Total equity	5,536,000	4,762,000
Total liabilities, shareholders' equity and non- controlling interest	$ 23,449,000	$ 22,869,000